Maturities of Convertible Promissory Notes - Additional Information (Detail) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Convertible promissory notes, accrued interest	$ 29,652
Debt Instrument, Decrease, Repayments	275,000
Extended Convertible Notes Payable Current	905,000
Common stock issued up on conversion of convertible promissory note, shares		1,320,454
Convertible Note
Debt Instrument [Line Items]
Convertible promissory notes	4,700,000
Holders of $200,000 Notes
Debt Instrument [Line Items]
Convertible promissory notes	1,355,000
Convertible promissory notes, accrued interest	85,382
Common stock issued up on conversion of convertible promissory note, shares	2,110,293
Holders of $1,450,000 notes
Debt Instrument [Line Items]
Convertible promissory notes	3,070,000
Convertible promissory notes, accrued interest	4,700,000
Convertible promissory notes, maturity period	90 days
Holders of $1,450,000 notes | Maximum [Member]
Debt Instrument [Line Items]
Convertible promissory notes, maturity period	180 days
Holders of $1,450,000 notes | Minimum [Member]
Debt Instrument [Line Items]
Convertible promissory notes, maturity period	90 days
Holders of $375,000 notes
Debt Instrument [Line Items]
Convertible promissory notes, maturity period	90 days
Additional warrants issued to note holders	60,335
Holders of $375,000 notes | Before Extension
Debt Instrument [Line Items]
Convertible promissory notes, interest rate	12.00%
Holders of $375,000 notes | After Extension
Debt Instrument [Line Items]
Convertible promissory notes, interest rate	15.00%
Holders Of Additional 777,000 [Member]
Debt Instrument [Line Items]
Convertible promissory notes	777,000
Convertible promissory notes, accrued interest	42,810
Common stock issued up on conversion of convertible promissory note, shares	1,171,157
Debt Conversion, Original Debt, Due Date of Debt	Nov. 15, 2012
Long-term Debt, Gross	$ 4,893,000